Fair value measurement	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Fair value measurement

Note 2	Fair value measurement

This note presents the fair values of financial instruments and explains how we determine those values. Note 1, “Basis of preparation and summary of significant accounting policies”, sets out the accounting treatment for each measurement category of financial instruments.

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). The determination of fair value requires judgment and is based on market information, where available and appropriate. Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based on the valuation inputs used in measuring the fair value, as outlined below.
•
Level 1 – Unadjusted quoted market prices in active markets for identical assets or liabilities we can access at the measurement date. Bid prices, ask prices or prices within the bid and ask, which are the most representative of the fair value, are used as appropriate to measure fair value. Fair value is best evidenced by an independent quoted market price for the same instrument in an active market. An active market is one where transactions are occurring with sufficient frequency and volume to provide quoted prices on an ongoing basis.

•
Level 2 – Quoted prices for identical assets or liabilities in markets that are inactive or observable market quotes for similar instruments, or use of valuation techniques where all significant inputs are observable. Inactive markets may be characterized by a significant decline in the volume and level of observed trading activity or through large or erratic bid/offer spreads. In instances where traded markets do not exist or are not considered sufficiently active, we measure fair value using valuation models.

•	Level 3 – Non-observable or indicative prices or use of valuation techniques where one or more significant inputs are non-observable.
For a significant portion of our financial instruments, quoted market prices are not available because of the lack of traded markets, and even where such markets do exist, they may not be considered sufficiently active to be used as a final determinant of fair value. When quoted market prices in active markets are not available, we would consider using valuation models. The valuation model and technique we select maximizes the use of observable market inputs to the extent possible and appropriate in order to estimate the price at which an orderly transaction would take place at the measurement date. In an inactive market, we consider all reasonably available information, including any available pricing for similar instruments, recent arm’s-length
market transactions, any relevant observable market inputs, indicative dealer or broker quotations, and our own internal model-based estimates.
Valuation adjustments are an integral component of our fair valuation process. We apply judgment in establishing valuation adjustments that take into account various factors that may have an impact on the valuation. Such factors primarily include, but are not limited to, the bid-offer
spreads, illiquidity due to lack of market depth, parameter uncertainty and other market risk, model risk and credit risk of our derivative assets and liabilities, as well as adjustments for valuing our uncollateralized derivative assets and liabilities based on an estimated market cost of funds curve.
Generally, the unit of account for a financial instrument is the individual instrument, and valuation adjustments are applied at an individual instrument level, consistent with that unit of account. In cases where we manage a group of financial assets and liabilities that consist of substantially similar and offsetting risk exposures, the fair value of the group of financial assets and liabilities is measured on the basis of the net open risks.
We apply judgment in determining the most appropriate inputs and the weighting we ascribe to each such input as well as in our selection of valuation methodologies. Regardless of the valuation technique we use, we incorporate assumptions that we believe market participants would make for credit, funding, and liquidity considerations. When the fair value of a financial instrument at inception is determined using a valuation technique that incorporates one or more significant inputs that are non-observable,
no inception profit or loss (the difference between the determined fair value and the transaction price) is recognized at the time the asset or liability is initially recorded. Any gains or losses at inception are deferred and recognized only in future periods over the term of the instruments or when the inputs become significantly observable.
We have an ongoing process for evaluating and enhancing our valuation techniques and models. Where enhancements are made, they are applied prospectively, so that fair values reported in prior periods are not recalculated on the new basis. Valuation models used, including analytics for the construction of yield curves and volatility surfaces, are vetted and approved, consistent with our model risk policy.
To ensure that valuations are appropriate, we have established internal guidance on fair value measurement, which is reviewed periodically in recognition of the dynamic nature of markets and the constantly evolving pricing practices in the market. A number of policies and controls are put in place to ensure that the internal guidance on fair value measurement is being applied consistently and appropriately, including independent validation of valuation inputs to external sources such as exchange quotes, broker quotes or other management-approved independent pricing sources. Key model inputs, such as yield curves and volatilities, are independently verified. The results from the independent price validation and any valuation adjustments are reviewed by the Independent Price Verification Committee on a monthly basis. This includes, but is not limited to, reviewing fair value adjustments and methodologies, independent price verification results, limits and valuation uncertainty.
Due to the judgment used in applying a wide variety of acceptable valuation techniques and models, as well as the use of estimates inherent in this process, estimates of fair value for the same or similar assets may differ among financial institutions. The calculation of fair value is based on market conditions as at each consolidated balance sheet date and may not be reflective of ultimate realizable value.
Methods and assumptions
Financial instruments with fair value equal to carrying value
For financial instruments that are not carried on the consolidated balance sheet at fair value and where we consider the carrying value to be a reasonable approximation of fair value due to their short-term nature and generally negligible credit risk, the fair values disclosed for these financial instruments are assumed to equal their carrying values. These financial instruments are: cash and non-interest-bearing
deposits with banks; short-term interest-bearing deposits with banks; cash collateral on securities borrowed; securities purchased under resale agreements; customers’ liability under acceptances; cash collateral on securities lent; obligations related to securities sold under repurchase agreements; acceptances; deposits with demand features; and certain other financial assets and liabilities.

Securities
The fair value of debt or equity securities and obligations related to securities sold short is based on quoted bid or ask market prices where available in an active market.
Securities for which quotes in an active market are not available are valued using all reasonably available market information as described below.
The fair value of government issued or guaranteed securities that are not traded in an active market is calculated by applying valuation techniques such as discounted cash flow models using implied yields derived from the prices of actively traded government securities and most recently observable spread differentials.
The fair value of corporate debt securities is determined using the most recently executed transaction prices, and where appropriate, adjusted to the price of these securities obtained from independent dealers, brokers, and third-party multi-contributor consensus pricing sources. When observable price quotations are not available, fair value is determined based on discounted cash flow models using observable discounting curves such as benchmark and government yield curves and spread differentials observed through independent dealers, brokers, and third-party multi-contributor consensus pricing sources.
Asset-backed securities (ABS) and mortgage-backed securities (MBS) not issued or guaranteed by a government are valued using discounted cash flow models making maximum use of market observable inputs, such as broker quotes on identical or similar securities and other pricing information obtained from third-party pricing sources adjusted for the characteristics and the performance of the underlying collateral. Other key inputs used include prepayment and liquidation rates, credit spreads, and discount rates commensurate with the risks involved. These assumptions factor in information that is derived from actual transactions, underlying reference asset performance, external market research, and market indices, where appropriate.
Privately issued debt and equity securities are valued using recent market transactions, where available. Otherwise, fair values are derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue or other third-party evidence as available. The fair value of limited partnership investments is based upon net asset values published by third-party fund managers and is adjusted for more recent information where available and appropriate. The carrying value of
Community Reinvestment Act
equity investments and Federal Home Loan Bank (FHLB) stock approximates fair value.
Loans
The fair value of variable-rate loans and loans for which interest rates are repriced or reset frequently is assumed to be equal to their carrying value. The fair value for fixed-rate loans is estimated using a discounted cash flow calculation that uses market interest rates.
The ultimate fair value of loans disclosed is net of the associated allowance for credit losses. The fair value of loans is not adjusted for the value of any credit derivatives used to manage the credit risk associated with them. The fair value of these credit derivatives is disclosed separately.
Securities purchased under resale agreements or sold under repurchase agreements
The fair values of these contracts are determined using valuation techniques such as the discounted cash flow method using interest rate curves as inputs.
Other assets and other liabilities
Other assets and other liabilities mainly comprise accrued interest receivable or payable, brokers’ client accounts receivable or payable, derivative collateral receivable or payable, precious metals and accounts receivable or payable.
The fair values of other assets and other liabilities are primarily assumed to be at cost or amortized cost as we consider the carrying value to be a reasonable approximation of fair value, except for the fair value of precious metals, which is quoted in an active market. Other assets also include investment in bank-owned life insurance carried at the cash surrender value, which is assumed to be a reasonable approximation of fair value.
Deposits
The fair values of floating-rate deposits and demand deposits are assumed to be equal to their amortized cost. The fair value of fixed-rate deposits is determined by discounting the contractual cash flows using either current market interest rates with similar remaining terms or rates estimated using internal models and broker quotes. The fair value of deposit liabilities with embedded optionality includes the fair value of those options. The fair value of equity- and commodity-linked notes includes the fair value of embedded equity and commodity derivatives.
Certain deposits designated at FVTPL are structured notes that have coupons or repayment terms linked to the performance of commodities, debt or equity securities or specific market indices. The fair value of these structured notes is estimated using internally vetted valuation models for the debt and embedded derivative portions of the notes by incorporating market observable prices of the referenced securities or comparable securities, and other inputs such as interest rate yield curves, equity prices or indices, market volatility levels, foreign exchange rates and changes in our own credit risk, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate market risk valuation adjustments for such inputs are assessed in all such instances.
The fair value of secured borrowings, which comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, the Covered Bond Programme, and consolidated securitization vehicles, is based on identical or proxy market observable quoted bond prices or determined by discounting the contractual cash flows using maximum market observable inputs, such as market interest rates, or credit spreads implied by debt instruments of similar credit quality, as appropriate.
Subordinated indebtedness
The fair value of subordinated indebtedness is determined by reference to market prices for the same or similar debt instruments.

Derivative instruments
The fair value of exchange-traded derivatives such as options and futures is based on quoted market prices. OTC derivatives primarily consist of interest rate swaps, foreign exchange forwards, equity and commodity derivatives, interest rate and currency derivatives, and credit derivatives. For such instruments, where quoted market prices or third-party consensus pricing information are not available, valuation techniques are employed to estimate fair value on the basis of pricing models. Such vetted pricing models incorporate current market measures for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, corresponding market volatility levels, and other market-based pricing factors.
In order to reflect the observed market practice of pricing collateralized and uncollateralized derivatives, our valuation approach uses overnight indexed swap (OIS) curves as the discount rate for valuing collateralized derivatives and uses an estimated market cost of funds curve as the discount rate for valuing uncollateralized derivatives. Uncollateralized derivatives are valued based on an estimated market cost of funds curve, which reduces the fair value of uncollateralized derivative assets incremental to the reduction in fair value for credit risk already reflected through the credit valuation adjustment (CVA). In contrast, the use of a market cost of funds curve reduces the fair value of uncollateralized derivative liabilities in a manner that generally includes adjustments for our own credit. As market practices continue to evolve in regard to derivative valuation, further adjustments may be required in the future.
In addition to reflecting estimated market funding costs in our valuation of uncollateralized derivative receivables, we also consider whether a CVA is required to recognize the risk that any given derivative counterparty may not ultimately be able to fulfill its obligations. The CVA is driven off market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk (CCR) exposure. In assessing this exposure, we also take into account credit mitigants such as collateral, master netting arrangements, and settlements through clearing houses. As noted above, the fair value of uncollateralized derivative liabilities based on market cost of funding generally includes adjustments for our own credit.
In determining the fair value of complex and customized derivatives, such as equity, credit, and commodity derivatives written in reference to indices or baskets of reference, we consider all reasonably available information including any relevant observable market inputs, third-party consensus pricing inputs, indicative dealer and broker quotations, and our own internal model-based estimates, which are vetted and approved in accordance with our model risk policy, and are regularly and periodically calibrated. The model calculates fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves, volatility surfaces, and the probability of early termination. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate parameter uncertainty and market risk valuation adjustments for such inputs and other model risk valuation adjustments are assessed in all such instances.
Mortgage commitments
The fair value of mortgage commitments designated at FVTPL is for fixed-rate residential mortgage commitments and is based on changes in market interest rates for the loans between the commitment and the consolidated balance sheet dates. The valuation model takes into account the expected probability that outstanding commitments will be exercised as well as the length of time the commitment is offered.

Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2023	Financial assets
	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78
2022	Financial assets
	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and government	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37

Fair value of derivative instruments

$ millions, as at October 31				2023			2022
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$550	$47	$503	$–	$1	$(1)
	– Swap contracts	8,259	16,934	(8,675)	6,688	12,762	(6,074)
	– Purchased options	411	–	411	491	–	491
	– Written options	–	365	(365)	–	354	(354)
		9,220	17,346	(8,126)	7,179	13,117	(5,938)
Exchange-traded	– Futures contracts	–	–	–	3	1	2
	– Purchased options	1	–	1	3	–	3
	– Written options	–	1	(1)	–	–	–
		1	1	–	6	1	5
Total interest rate derivatives		9,221	17,347	(8,126)	7,185	13,118	(5,933)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	7,395	6,978	417	10,650	11,798	(1,148)
	– Swap contracts	5,423	8,013	(2,590)	8,252	10,198	(1,946)
	– Purchased options	446	–	446	561	–	561
	– Written options	–	364	(364)	–	481	(481)
Total foreign exchange derivatives		13,264	15,355	(2,091)	19,463	22,477	(3,014)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	47	11	36	53	12	41
	– Credit default swap contracts – protection sold	17	52	(35)	6	51	(45)
Total credit derivatives		64	63	1	59	63	(4)
Equity derivatives
Over-the-counter		2,899	3,396	(497)	2,338	3,110	(772)
Exchange-traded		2,331	2,406	(75)	2,775	3,220	(445)
Total equity derivatives		5,230	5,802	(572)	5,113	6,330	(1,217)
Precious metal and other commodity derivatives
Over-the-counter		2,874	1,791	1,083	8,163	2,989	5,174
Exchange-traded		154	251	(97)	118	1,301	(1,183)
Total precious metal and other commodity derivatives		3,028	2,042	986	8,281	4,290	3,991
Total held for trading		30,807	40,609	(9,802)	40,101	46,278	(6,177)
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	1	–	1	696	62	634
	– Swap contracts	179	(1,752)	1,931	391	1,194	(803)
	– Purchased options	6	1	5	1	–	1
	– Written options	–	3	(3)	–	10	(10)
Total interest rate derivatives		186	(1,748)	1,934	1,088	1,266	(178)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	23	63	(40)	29	129	(100)
	– Swap contracts	2,222	2,259	(37)	1,805	4,623	(2,818)
Total foreign exchange derivatives		2,245	2,322	(77)	1,834	4,752	(2,918)
Equity derivatives
Over-the-counter		5	107	(102)	12	44	(32)
Total equity derivatives		5	107	(102)	12	44	(32)
Total held for ALM		2,436	681	1,755	2,934	6,062	(3,128)
Total fair value		33,243	41,290	(8,047)	43,035	52,340	(9,305)
Less: effect of netting		(21,787)	(21,787)	–	(25,999)	(25,999)	–
		$11,456	$19,503	$(8,047)	$17,036	$26,341	$(9,305)
Financial assets and liabilities not carried on the consolidated balance sheet at fair value
The table below presents the fair values by level within the fair value hierarchy for those financial instruments in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2023	Total 2022
$ millions, as at October 31	2023	2022	2023	2022	2023	2022
Financial assets
Amortized cost securities	$–	$–	$64,530	$49,576	$742	$692	$65,272	$50,268
Loans
Residential mortgages	–	–	–	–	268,400	262,861	268,400	262,861
Personal	–	–	–	–	44,454	44,394	44,454	44,394
Credit card	–	–	–	–	17,909	15,775	17,909	15,775
Business and government	–	–	–	–	192,457	186,004	192,457	186,004
Financial liabilities
Deposits
Personal	$–	$–	$82,701	$62,636	$2,242	$1,899	$84,943	$64,535
Business and government	–	–	187,216	179,182	5,796	1,766	193,012	180,948
Bank	–	–	9,079	10,724	–	–	9,079	10,724
Secured borrowings	–	–	43,996	40,913	3,971	2,938	47,967	43,851
Subordinated indebtedness	–	–	6,561	6,329	–	–	6,561	6,329

Financial instruments carried on the consolidated balance sheet at
fair value
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2023	Total 2022
$ millions, as at October 31	2023	2022	2023	2022	2023	2022
Financial assets
Deposits with banks	$–	$–	$–	$1,668	$–	$–	$–	$1,668
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	4,194	2,611	25,128	25,539	–	–	29,322	28,150
Corporate debt	–	–	4,455	3,609	–	2	4,455	3,611
Mortgage- and asset-backed	–	–	3,056	3,656	151	207	3,207	3,863
	4,194	2,611	32,639	32,804	151	209	36,984	35,624
Loans mandatorily measured at FVTPL
Business and government	–	–	126	276	144 (1)	687 (1)	270	963
Residential mortgages	–	–	3	4	–	–	3	4
	–	–	129	280	144	687	273	967
Debt securities measured at FVOCI
Government issued or guaranteed	3,468	4,888	48,717	42,200	–	–	52,185	47,088
Corporate debt	–	–	6,658	6,967	–	–	6,658	6,967
Mortgage- and asset-backed	–	–	1,916	1,522	–	–	1,916	1,522
	3,468	4,888	57,291	50,689	–	–	60,759	55,577
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	44,852	30,962	872	773	587	459	46,311	32,194
Securities purchased under resale agreements measured at FVTPL	–	–	18,387	15,587	–	–	18,387	15,587
Derivative instruments
Interest rate	1	6	9,385	8,249	21	18	9,407	8,273
Foreign exchange	–	–	15,509	21,297	–	–	15,509	21,297
Credit	–	–	18	14	46	45	64	59
Equity	2,331	2,776	2,900	2,345	4	4	5,235	5,125
Precious metal and other commodity	15	94	3,013	8,187	–	–	3,028	8,281
	2,347	2,876	30,825	40,092	71	67	33,243	43,035
Total financial assets	$54,861	$41,337	$140,143	$141,893	$953	$1,422	$195,957	$184,652
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(35,671)	$(26,908)	$(242)	$(409)	$(35,913)	$(27,317)
Obligations related to securities sold short	(6,265)	(5,499)	(12,401)	(9,785)	–	–	(18,666)	(15,284)
Obligations related to securities sold under repurchase agreements	–	–	(4,715)	(4,087)	–	–	(4,715)	(4,087)
Derivative instruments
Interest rate	(1)	(1)	(13,781)	(12,850)	(1,817)	(1,533)	(15,599)	(14,384)
Foreign exchange	–	–	(17,677)	(27,229)	–	–	(17,677)	(27,229)
Credit	–	–	(11)	(13)	(52)	(50)	(63)	(63)
Equity	(2,406)	(3,220)	(3,498)	(3,151)	(5)	(3)	(5,909)	(6,374)
Precious metal and other commodity	(68)	(365)	(1,974)	(3,925)	–	–	(2,042)	(4,290)
	(2,475)	(3,586)	(36,941)	(47,168)	(1,874)	(1,586)	(41,290)	(52,340)
Total financial liabilities	$(8,740)	$(9,085)	$(89,728)	$(87,948)	$(2,116)	$(1,995)	$(100,584)	$(99,028)

(1)	Includes $144 million related to loans designated at FVTPL (2022: $205 million).
(2)
Comprises deposits designated at FVTPL of $35,639 million (2022: $26,802 million), net bifurcated embedded derivative liabilities of $139 million (2022: net bifurcated embedded derivative liabilities of $391 million), other liabilities designated at FVTPL of $16 million (2022: $22 million), and other financial liabilities measured at fair value of $119 million (2022: $102 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the year in which the transfer occurred. Transfers between
levels
can
occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the year, we transferred $650 million of securities mandatorily measured at FVTPL (2022: $1,287 million) from Level 1 to Level 2 and nil (2022: nil) from Level 2 to Level 1, $933 million of securities sold short (2022: $4,532 million) from Level 1 to Level 2 and nil (2022: nil) from Level 2 to Level 1 due to changes in the observability of the inputs used to value these securities. In addition, transfers between Level 2 and Level 3 were made during 2023 and 2022, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our fair value option liabilities and derivatives.

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$(2)	$–
Mortgage- and asset-backed	207	–	–	–	–	–	159	(215)	151
Loans mandatorily measured at FVTPL
Business and government	687	–	6	(2)	–	–	–	(547)	144
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	459	6	53	16	–	–	213	(160)	587
Derivative instruments
Interest rate	18	–	–	–	–	(10)	12	1	21
Foreign exchange	–	–	24	–	–	(24)	–	–	–
Credit	45	(3)	5	–	–	–	–	(1)	46
Equity	4	1	–	–	4	(2)	5	(8)	4
Total assets	$1,422	$4	$88	$14	$4	$(36)	$389	$(932)	$953
Deposits and other liabilities (5)	$(409)	$(40)	$85	$–	$(2)	$1	$(129)	$252	$(242)
Derivative instruments
Interest rate	(1,533)	–	(728)	–	–	407	(11)	48	(1,817)
Credit	(50)	3	(5)	–	–	–	–	–	(52)
Equity	(3)	–	(1)	–	(5)	6	(3)	1	(5)
Total liabilities	$(1,995)	$(37)	$(649)	$–	$(7)	$414	$(143)	$301	$(2,116)
2022
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–	–	–	–	205	(53)	207
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(15)	59	–	–	58	(453)	687
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI	396	11	53	(21)	–	–	102	(82)	459
Derivative instruments
Interest rate	35	–	(46)	–	27	–	1	1	18
Credit	49	(8)	4	–	–	–	–	–	45
Equity	13	1	(2)	–	12	(21)	3	(2)	4
Total assets	$1,588	$4	$(6)	$38	$39	$(21)	$369	$(589)	$1,422
Deposits and other liabilities (5)	$(742)	$(68)	$58	$–	$–	$3	$(131)	$471	$(409)
Derivative instruments
Interest rate	(136)	–	(1,288)	–	–	11	(95)	(25)	(1,533)
Credit	(54)	8	(4)	–	–	–	–	–	(50)
Equity	(77)	4	(15)	–	(1)	75	(5)	16	(3)
Total liabilities	$(1,009)	$(56)	$(1,249)	$–	$(1)	$89	$(231)	$462	$(1,995)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $115 million (2022: $70 million), net bifurcated embedded derivative liabilities of $111 million (2022: net bifurcated embedded derivative liabilities of $317 million) and other liabilities designated at FVTPL of $14 million (2022: $22 million).

Quantitative information about significant
non-observable
inputs
Valuation techniques using one or more
non-observable
inputs are used for a number of financial instruments.
The
following table discloses the valuation techniques and quantitative information about the significant non-observable
inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2023	Valuation techniques	Key non-observable inputs	Low	High
Securities mandatorily measured and designated at FVTPL
Mortgage- and asset-backed	$151	Discounted cash flow	Credit spread	6.6%	7.2%
Market proxy or direct broker quote	Market proxy or direct broker quote	0.5%	0.5%
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
Limited partnerships and private companies	587	Adjusted net asset value	(1)	Net asset value	(2)	n/a	n/a
Valuation multiple	Earnings multiple	9.8	x	16.3	x
Proxy share price	Proxy share price	n/a	n/a
Loans mandatorily measured at FVTPL Business and government	144	Discounted cash flow	Credit spread	2.1%	2.1%
Derivative instruments
Interest rate	21	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	57.2%	143.3%
Probability assumption	100.0%	100.0%
Credit	46	Market proxy or direct broker quote	Market proxy or direct broker quote	34.3%	34.3%
Equity	4	Option model	Market correlation	41.8%	96.3%
Total assets	$953
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(226)	Option model	Market volatility	15.1%	19.1%
Market correlation	(100.0)%	100.0%
Other liabilities designated at FVTPL	(16)	Option model	Funding ratio	34.5%	34.5%
Derivative instruments
Interest rate	(1,817)	Proprietary model	(3)	n/a	n/a	n/a
Option model	Market volatility	57.2%	143.3%
Probability assumption	100.0%	100.0%
Credit	(52)	Market proxy or direct broker quote	Market proxy or direct broker quote	34.3%	34.3%
Equity	(5)	Option model	Market correlation	36.8%	98.4%
Total liabilities	$(2,116)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
(3)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.
Sensitivity of Level 3 financial assets and liabilities
The following section describes the significant
non-observable
inputs identified in the table above, the interrelationships between those inputs, where applicable, and the change in fair value if changing one or more of the non-observable
inputs within a reasonably possible range would impact the fair value significantly.
The fair value of our limited partnerships is determined based on the net asset value provided by the fund managers, adjusted as appropriate. The fair value of limited partnerships is sensitive to changes in the net asset value, and by adjusting the net asset value within a reasonably possible range, the aggregate fair value of our limited partnerships would increase or decrease by $138 million (2022: $109 million).
While our standalone derivatives are recorded as derivative assets or derivative liabilities, our derivatives embedded in our structured note deposit liabilities or deposit liabilities designated at FVTPL are recorded within deposits and other liabilities. The determination of the fair value of certain Level 3 embedded derivatives and certain standalone derivatives requires significant assumptions and judgment to be applied to both the inputs and the valuation techniques employed. These derivatives are sensitive to long-dated market volatility and correlation inputs, which we consider to be non-observable.
Market volatility is a measure of the anticipated future variability of a market price and is an important input for pricing options, which are inherent in many of our Level 3 derivatives. A higher market volatility generally results in a higher option price, with all else held constant, due to the higher probability of obtaining a greater return from the option, and results in an increase in the fair value of our Level 3 derivatives. Correlation inputs are used to value those derivatives where the payout is dependent upon more than one market price. For example, the payout of an equity basket option is based upon the performance of a basket of stocks, and the interrelationships between the price movements of those stocks. A positive correlation implies that two inputs tend to change the fair value in the same direction, while a negative correlation implies that two inputs tend to change the fair value in the opposite direction. Changes in market correlation could result in an increase or a decrease in the fair value of our Level 3 derivatives and embedded derivatives. By adjusting the non-observable
inputs by reasonably alternative amounts, the fair value of our net Level 3 standalone derivatives and embedded derivatives would increase by $105 million or decrease by $99 million (2022: increase by $128 million or decrease by $127 million).
For certain interest rate and foreign exchange derivatives, the probability of early termination was a significant Level 3 valuation input. By increasing the probability of early termination by 10%, the fair value of those derivatives in an asset position would decrease by less than $1 million, while the fair value of those derivatives in a liability position would decrease by up to $53 million.

Financial instruments designated at FVTPL
Financial assets designated at FVTPL include certain debt securities and loans that were designated at FVTPL on the basis of being managed together with
derivatives to eliminate or significantly reduce financial risks.
Deposits and other liabilities designated at FVTPL include:
•
Certain business and government deposit liabilities, certain secured borrowings and certain obligations related to securities sold under repurchase agreements that are economically hedged with derivatives and other financial instruments, and certain financial liabilities that have one or more embedded derivatives that significantly modify the cash flows of the host liability but are not bifurcated from the host instrument; and

•	Our mortgage commitments to retail clients to provide mortgages at fixed rates that are economically hedged with derivatives and other financial instruments.
The carrying value of our securities designated at FVTPL represents our maximum exposure to credit risk related to these assets designated at FVTPL. The change in fair value attributable to change in credit risk of these assets designated at FVTPL during the year is insignificant (2022: insignificant). The fair value of a liability designated at FVTPL reflects the credit risk relating to that liability. For those liabilities designated at FVTPL for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. Changes in fair value attributable to changes in our own credit are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using a discount curve adjusted for our own credit; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the benchmark curve adjusted for our own credit as implied at inception of the liability designated at FVTPL. The pre-tax
impact of changes in CIBC’s own credit risk on our liabilities designated at FVTPL was losses of $144 million for the year and gains of $211 million cumulatively (2022: gains of $355 million for the year and gains of $316 million cumulatively). A net loss of $10 million, net of hedges (2022: a net gain of $81 million), was realized for assets designated at FVTPL and liabilities designated at FVTPL, which is included in the consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net.
The estimated contractual amount payable at maturity of deposits designated at FVTPL, which is based on the par value and the intrinsic value of the applicable embedded derivatives, is $4,332 million higher (2022: $3,576 million higher) than its fair value. The intrinsic value of the embedded derivatives reflects the structured payoff of certain FVO deposit liabilities, which we hedge economically with derivatives and other FVTPL financial instruments.